Finance Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2024
Finance Expense (Income), Net [Abstract]
Schedule of Finance Expenses	Finance expenses and income
	For the year ended December 31
	2024	2023	2022
	USD thousands
Finance expenses
Fees and interest expense	41	56	67
Loss from exchange rate differences, net	11	13	-
Issuance expenses (see note 9D)	406	2,126	-
Other	25	-	-
	483	2,195	67

Schedule of Finance Income
	For the year ended December 31
	2024	2023	2022
	USD thousands
Finance income
Interest income from deposits	(260)	(474)	(532)
Income from exchange rate differences, net	-	-	(62)
Changes in fair value of finance instruments (see Note 18B2)	(608)	(517)	(245)
Other	-	(1)	(71)
	(868)	(992)	(910)